Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income [abstract]
Net realized losses on redemptions and sales of platinum and palladium bullion	$ (1,379,037)	$ (2,244,538)
Change in unrealized gains (losses) on bullion	36,755,873	13,697,696
Other income		142
Total income	35,376,836	11,453,300
Expenses [abstract]
Management fees (note 8)	568,066	504,359
Bullion storage fees	84,591	193,355
Listing and regulatory filing fees	72,860	87,346
Legal fees	72,810	82,473
Unitholder reporting costs	82,246	62,477
Sales tax	65,327	57,501
Administrative fees	43,802	57,394
Audit fees	48,324	54,336
Trustee fees	4,417	5,000
Independent Review Committee fees	24,248	4,151
Custodial fees	7,911	128
Net foreign exchange losses	(417)
Total expenses	1,074,185	1,108,520
Net income (loss) and comprehensive income (loss)	$ 34,302,651	$ 10,344,780
Weighted average number of Units	13,701,904	14,758,656
Increase (decrease) in total equity from operations per Unit	$ 2.50	$ 0.70